Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

7. CASH AND CASH EQUIVALENTS

As at December 31, 2023, the Company held cash and cash equivalents of $109.5 million (December 31, 2022- $35.4 million). The credit risk associated with the Company’s cash and cash equivalents was considered low as the Company’s balances were held with large Canadian chartered banks.